Business and Organization	12 Months Ended
Dec. 31, 2012
Business and Organization
Business and Organization

1. Business and Organization

Hawaiian Holdings, Inc. (the "Company," "Holdings," "we," "us" and "our") and its direct wholly-owned subsidiary, Hawaiian Airlines, Inc. (Hawaiian), are incorporated in the State of Delaware. The Company's primary asset is its sole ownership of all issued and outstanding shares of common stock of Hawaiian.

Hawaiian is engaged in the scheduled air transportation of passengers and cargo amongst the Hawaiian Islands (the Neighbor Island routes), between the Hawaiian Islands and certain cities in the United States (the North America routes), and between the Hawaiian Islands and the South Pacific, Australia and Asia (the International routes), collectively referred to as our Scheduled Operations. In addition, Hawaiian also operates various charter flights. Hawaiian is the largest airline headquartered in Hawaii and the eleventh largest domestic airline in the United States based on revenue passenger miles reported by the Research and Innovative Technology Administration Bureau of Transportation Services as of October 31, 2012, latest data available. As of December 31, 2012, Hawaiian's fleet consisted of 18 Boeing 717-200 aircraft for its Neighbor Island routes, and 16 Boeing 767-300 and nine Airbus A330-200 aircraft for its North America, International and charter routes. The Company also has two ATR42 turboprop aircraft for pending service to new Neighbor Island destinations in 2013.